2. SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Significant Accounting Policies Details 1
Equipment	$ 1,391	$ 1,391
Software	737	737
Furniture and Fixtures	124	124
Leasehold improvement	180	2,432	$ 2,432
Subtotal	2,432	2,432
Less accumulated depreciation	(1,988)	(1,845)	2,327
Total	$ 444	$ 587	$ 920